Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - 2006 and 2016 Share Incentive Plan [Member]	12 Months Ended
May 31, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	24,915,990
Number of NES, Vested	(6,884,033)
Number of NES, Forfeited	(1,536,112)
Number of NES, Ending balance	16,495,845
Number of NES, vested and expect to vest at May 31, 2020	16,495,845
Weighted-average grant date fair value, Beginning balance | $ / shares	$ 10.35
Weighted-average grant date fair value, Vested | $ / shares	7.38
Weighted-average grant date fair value, Forfeited | $ / shares	11.25
Weighted-average grant date fair value, Ending balance | $ / shares	$ 11.51